SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Receivable Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Advance to supplier	$ 128	$ 1,153
Institutions	1,126	1,065
Chief Scientist	65	77
Fair value of derivatives	905	1
Prepaid expenses and other	886	442
Accounts receivable - other, total	$ 3,110	$ 2,738